Segment Disclosures -Transaction price allocated to the remaining performance obligations (Details) $ in Millions	12 Months Ended
Feb. 28, 2019 USD ($)
Transaction price allocated to the remaining performance obligations [Line Items]
Contract with Customer, Performance Obligation Satisfied in Previous Period	$ 11
Revenue, Remaining Performance Obligation, Amount	580
Less than 12 months [Domain]
Transaction price allocated to the remaining performance obligations [Line Items]
Revenue, Remaining Performance Obligation, Amount	336
12 to 24 months [Domain]
Transaction price allocated to the remaining performance obligations [Line Items]
Revenue, Remaining Performance Obligation, Amount	143
After 24 months [Domain]
Transaction price allocated to the remaining performance obligations [Line Items]
Revenue, Remaining Performance Obligation, Amount	$ 101